ADVANCE TO VENDORS, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ADVANCE TO VENDORS, NET
Less: allowance for doubtful accounts	$ (266,351)	$ (175,135)
Nonrelated Party
ADVANCE TO VENDORS, NET
Prepayment for goods	1,703,313	2,007,865
Other prepayments	14,318	4,479
Less: allowance for doubtful accounts	(266,351)	(175,135)	$ (254,538)
Advance to vendors, net	$ 1,451,280	$ 1,837,209